Segment and geographic information - Major Components of Income (Loss) Before Income Taxes in "Other" (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Components Of Income Before Taxes [Line Items]
Equity in earnings of affiliates	¥ 18,597		¥ 5,716		¥ 11,602
Segment [Domain]
Components Of Income Before Taxes [Line Items]
Equity in earnings of affiliates	5,716		5,716		11,602
Total	200,045		81,150		110,151
Other (Incl. elimination) [Member]
Components Of Income Before Taxes [Line Items]
Net gain related to economic hedging transactions	989		8,372		2,290
Realized gain on investments in equity securities held for operating purposes	1,001		198		219
Equity in earnings of affiliates	14,401		10,613		8,996
Corporate items	17,652	[1],[2]	(32,129)	[1],[2]	(34,476)	[1],[2]
Other	(27,452)	[1],[3]	48,099	[1],[3]	7,778	[1],[3]
Total	¥ 6,591	[1]	¥ 35,153	[1]	¥ (15,193)	[1]

[1]	In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and "Other" have been reclassified to conform to the current period presentation.
[2]	Includes the gain due to the business combination with NLB in Corporate items during the year ended March 31, 2012.
[3]	Includes the impact of Nomura's own creditworthiness.